Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

26. Segment Reporting

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, amended reportable segment disclosure requirements to include disclosure of incremental segment information on an annual and interim basis. Among the disclosure enhancements are new disclosures regarding significant segment expenses that are regularly provided to the chief operating decision-maker and included within each reported measure of segment profit or loss, as well as other segment items bridging segment revenue to each reported measure of segment profit or loss. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, and are applied retrospectively. The Company has adopted ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.”

The Chief Executive Officer of NXT Energy Solutions Inc. serves as the Company’s Chief Operating Decision Maker (“CODM”). The Company operates as a single business segment, focused primarily on the SFD® surveys.

As a single-segment entity, the Company complies with ASC 280-10-50-20, reporting segment profit or loss, significant expenses, and other segment items.  Given that the Company has one revenue stream and limited number of revenue contract, the CODM is focused on SFD®-revenue, SFD®- related costs and general and administrative expenses.

The Company has adopted ASU 2023-07 for the year ended December 31, 2024. Since the Company’s single segment represents the entire entity, certain financial information may be referenced in the primary financial statements instead of duplicated in segment disclosures.

	For the years ended December 31,
	2025	2024	2023
SFD®-related revenue	$16,351,286	$644,294	$2,145,716
Expenses:
Aircraft lease costs	-	91,237	364,013
Aircraft operations	2,831,343	1,524,743	876,804
Survey projects	2,926,798	405,788	1,008,309
SFD®-related costs, net	5,758,141	2,021,768	2,249,126
Salaries, benefits and consulting charges	1,636,261	1,791,482	1,512,150
Board and professional fees, public company costs	899,523	899,797	753,468
Premises and administrative overhead	779,575	782,218	822,019
Business development	311,086	303,546	91,235
Stock-based compensation	702,880	268,735	241,271
Total general and administrative expenses	4,329,325	4,045,778	3,420,143
Amortization	1,920,733	1,887,013	1,759,473
Interest expense, net	516,775	750,611	160,262
Foreign exchange (gain) loss	(32,923)	574,106	(8,028)
Loss (gain) on fair value remeasurement	5,418,502	296,534	-
Purchase of SFD® technology & other expenses	260,917	146,279	15,852
Segment net loss before income taxes	(1,820,184)	(9,077,795)	(5,451,112)
Income tax expense	496,965	-	-
Consolidated net loss	(2,317,149)	(9,077,795)	(5,451,112)